Personnel expenses (Tables)	6 Months Ended
Jun. 30, 2025
Personnel Expenses [Line Items]
Personnel expenses

Personnel expenses
For the quarter ended Year-to-date
USD m 30.6.25 31.3.25 30.6.24 30.6.25 30.6.24
Salaries and variable compensation
1
5,900 5,968 6,058 11,868 11,922
of which: variable compensation – financial advisors
2
1,335 1,409 1,291 2,744 2,558
Contractors 79 72 82 152 168
Social security 416 405 419 821 828
Post-employment benefit plans 321 349 309 671 676
Other personnel expenses 260 237 251 497 476
Total personnel expenses 6,976 7,032 7,119 14,008 14,068
1 Includes role-based

allowances.

2 Financial advisor

compensation consists of

cash compensation, determined

using a formulaic

approach based on

production, and deferred

awards. It

also includes expenses
related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.